Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
OPERATING ACTIVITIES
Net Income	$ 3,663,533	$ 1,210,865	$ 1,432,655	$ 3,187,771
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	168,020	110,245	243,838	198,707
Gain on the disposal of fixed assets	(1,617)	0	13,936	0
Common stock issued for services	28,350	208,750	345,455	0
Bad debt expense	0	9,958	69,975	46,203
Stock options issued for services	180,944	86,904	166,187	80,530
Changes in operating assets and liabilities:
Changes in accounts receivable	(2,776,585)	449,996	(1,494,660)	(2,049,959)
Changes in deferred tax asset	0	0	12,569	0
Changes in inventories	(2,723,568)	(1,451,619)	(1,528,107)	(703,223)
Changes in prepaid expenses	(60,376)	(13,143)	8,218	(9,341)
Changes in accounts payable and accrued liabilities	897,043	(204,025)	736,341	498,981
Changes in income taxes payable	870,119	(179,045)	(376,999)	354,466
Net Cash Provided by (Used in) Operating Activities	245,863	228,886	(370,592)	1,604,135
INVESTING ACTIVITIES
Proceeds from disposal of equipment	33,910	0	13,770	0
Purchase of fixed assets	(389,365)	(258,233)	(550,622)	(1,487,628)
Net Cash Used in Investing Activities	(355,455)	(258,233)	(536,852)	(1,487,628)
FINANCING ACTIVITIES
Stock issued in exercise of stock options	48,000	0	0	0
Net Cash Used in Financing Activities	48,000	0	0	0
Effect of exchange rate changes on cash	(144,925)	762,078	(198,661)	108,984
NET INCREASE (DECREASE) IN CASH	(206,517)	732,731	(1,106,105)	225,491
CASH AT BEGINNING OF PERIOD	808,772	1,914,877	1,914,877	1,689,386
CASH AT END OF PERIOD	602,255	2,647,608	808,772	1,914,877
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	100	8,678	0	20,370
Income taxes	$ 302,300	$ 685,915	$ 294,625	$ 703,622